Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill
NOTE 7 – Goodwill:
Changes in the carrying amount of goodwill for the years ended December 31, 2025 and 2024 were as follows:

	North America	United States	Europe	International Markets	Other		Total
					Teva’s API	Medis
	(U.S. $ in millions)
Balance as of December 31, 2023 (1)	$6,459	$—	$8,466	$675	$1,313	$265	$17,177
Goodwill allocation related to the shift of Canada to International Markets	(6,459)	5,813	—	646	—	—	—

Balance as of January 1, 2024	$—	$5,813	$8,466	$1,321	$1,313	$265	$17,177

Other changes during the period:
Goodwill impairment	—	—	—	—	(1,280)	—	(1,280)
Goodwill reclassified as assets held for sale	—	(81)	(98)	(50)	—	(7)	(236)
Translation differences and other	—	—	(293)	(161)	(33)	(26)	(513)

Balance as of December 31, 2024 (1)	$—	$5,732	$8,075	$1,110	$—	$232	$15,147

Goodwill reclassified as assets held for sale	—	—	—	(6)	—	—	(6)
Translation differences and other	—	—	737	62	—	60	859

Balance as of December 31, 2025 (1)	$—	$5,732	$8,812	$1,166	$—	$292	$16,000

(1)	Cumulative goodwill impairment as of December 31, 2025, 2024 and 2023, was approximately $29.6 billion, $29.6 billion and $28.3 billion, respectively.
Teva operates its business through three reporting segments: United States, Europe and International Markets. Each of these business segments is a reporting unit. Additional reporting units include Teva’s production and sale of APIs to third parties (“Teva API”) and an out-licensing
platform offering a portfolio of products to other pharmaceutical companies through its affiliate Medis. Teva’s API and Medis reporting units are included under “Other” in the table above. See note 19 for additional segment information.
Teva determines the fair value of its reporting units using the income approach. The income approach is a forward-looking approach for estimating fair value. Within the income approach, the method used is the discounted cash flow method. Teva begins with a forecast of all the expected net cash flows associated with the reporting unit, which includes the application of a terminal value, and then applies a discount rate to arrive at a net present value amount. Cash flow projections are based on Teva’s estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions. The discount rate used is based on the weighted average cost of capital (“WACC”), adjusted for the relevant risk associated with country-specific and business-specific characteristics. If any of these expectations were to vary materially from Teva’s assumptions, Teva may record an impairment of goodwill allocated to these reporting units in the future.

First

Quarter Developments
During the first quarter of 2025, management evaluated whether there were any developments that occurred during the quarter to determine if it was more likely than not that the fair value of any of its reporting units was below its carrying amount as of March 31, 2025. Management concluded that no triggering event had occurred and, therefore, no quantitative assessment was performed.
Second Quarter Developments
Pursuant to the Company’s policy, Teva conducted its annual goodwill impairment test for all reporting units during the second quarter of 2025. Management considered all information available, including information gathered from its latest long-range planning (“LRP”) and annual operating plan (“AOP”) processes, which are parts of Teva’s internal financial planning and budgeting processes, as well as the recently announced “Accelerate Growth” phase under Teva’s Pivot to Growth strategy (“Teva’s Strategy”). The LRP, AOP and Teva’s Strategy were discussed and reviewed by Teva’s management and its Board of Directors.
Additionally, Teva conducted a quantitative analysis of all of its reporting units as part of its annual goodwill impairment test with the assistance of an independent valuation expert.
Based on this quantitative analysis, no goodwill impairment charge was recorded in the second quarter of 2025.
As of June 30, 2025, Teva’s United States, Europe, International Markets and Medis reporting units each had fair values in excess of 10% over their book values.
In the second quarter of 2024, Teva recorded a goodwill impairment charge of $400 million related to Teva’s API reporting unit.
Third Quarter Developments
During the third quarter of 2025, management evaluated whether there were any developments that occurred during the quarter to determine if it was more likely than not that the fair value of any of its reporting units was below its carrying amount as of September 30, 2025. Management concluded that no triggering event had occurred and, therefore, no quantitative assessment was performed.
In the third quarter of 2024, Teva recorded a goodwill impairment charge of $600 million related to Teva’s API reporting unit.
Fourth Quarter Developments
During the fourth quarter of 2025, management evaluated whether there were any developments that occurred during the quarter to determine if it was more likely than not that the fair value of any of its reporting units was below its carrying amount as of December 31, 2025. Management concluded that no triggering event had occurred and, therefore, no quantitative assessment was performed.
In the fourth quarter of 2024, Teva recorded a goodwill impairment charge of $280 million related to Teva’s API reporting unit.